Consolidation Consolidated Investment Companies (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Consolidated Entities [Member]	Dec. 31, 2012 Consolidated Entities [Member]	Dec. 30, 2013 Deconsolidation [Member]	Dec. 31, 2012 Deconsolidation [Member]	Dec. 31, 2013 Cash and Cash Equivalents [Member]	Dec. 31, 2012 Cash and Cash Equivalents [Member]	Dec. 31, 2013 Receivables [Member]	Dec. 31, 2012 Receivables [Member]	Dec. 31, 2013 Investments [Member] Consolidated Entities [Member]	Mar. 31, 2013 Investments [Member] Consolidated Entities [Member]	Dec. 31, 2012 Investments [Member] Consolidated Entities [Member]	Dec. 30, 2013 Investments [Member] Deconsolidation [Member]	Aug. 31, 2012 Investments [Member] Deconsolidation [Member]
Variable Interest Entity [Line Items]
Consolidated assets							$ 1,100,000	$ 1,000,000	$ 900,000	$ 700,000		$ 63,400,000	$ 21,000,000	$ 73,200,000	$ 80,300,000
Investments—consolidated investment companies	53,476,000	51,073,000									1,000,000
Less: Liabilities	1,600,000	2,000,000
Less: Redeemable noncontrolling interest in subsidiaries	15,517,000	7,268,000	67,400,000	6,000,000	88,800,000	600,000
Federated's net interest in consolidated investment companies	$ 38,400,000	$ 43,500,000